SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
	Year ended December 31, 2012
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	1,689,480	$1.80	8.26	-
Granted	15,000	$4.27	-	-
Exercised	(382,833)	$1.41	-	-
Forfeited	(30,806)	$2.28	-	-

Outstanding at the end of the year	1,290,841	$1.93	7.86	$1,930

Exercisable at the end of the year	985,494	$1.82	7.50	$1,582

Vested and expected to vest at end of year	985,494	$1.82	7.50	$1,582

Schedule of Stock Options, by Exercise Price Range
	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2012	life (years)	price	2012	exercisable

$ 1.30	405,305	5.45	$1.30	405,305	$1.30
$ 2.11 - $ 2.25	864,036	8.99	$2.18	568,689	$2.15
$ 2.64 - $ 4.27	21,500	7.78	$4.03	11,500	$3.82

	1,290,841	7.86	$1.93	985,494	$1.82